Cover Page	9 Months Ended
Sep. 30, 2025
Document Information [Line Items]
Document Type	S-4
Entity Registrant Name	FIRSTENERGY TRANSMISSION, LLC
Entity Tax Identification Number	20-5763884
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5001 NASA Boulevard
Entity Address, City or Town	Fairmont
Entity Address, State or Province	WV
Entity Address, Postal Zip Code	26554
City Area Code	800
Local Phone Number	736-3402
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Central Index Key	0002038118
Amendment Flag	false
Entity Primary SIC Number	4911
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	341 White Pond Drive
Entity Address, City or Town	Akron
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44320
City Area Code	800
Local Phone Number	736-3402
Contact Personnel Name	James A. Arcuri